Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Expected Credit Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Movement of Allowance of Expected Credit Loss [Abstract]
At beginning of year	¥ 602		¥ 469	¥ 256
Addition/(reversal)	(116)	$ (16)	133	213
At end of year	¥ 486		¥ 602	¥ 469